Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - Not measured at fair value - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Fair values of financial assets and financial liabilities
Financial assets	$ 793,629	$ 733,863
Financial assets, Fair Value	794,239	735,629
Financial liabilities	778,881	762,834
Financial liabilities, Fair Value	781,087	764,483
Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	2,368	2,250
Financial liabilities, Fair Value	2,368	2,250
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	580,290	555,367
Financial liabilities, Fair Value	580,112	555,621
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	43,863	36,276
Financial liabilities, Fair Value	43,863	36,276
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	123,265	144,992
Financial liabilities, Fair Value	124,569	146,402
Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	29,067	23,949
Financial liabilities, Fair Value	30,147	23,934
Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities	28
Financial liabilities, Fair Value	28
Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	71,353	30,129
Financial assets, Fair Value	71,353	30,129
Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,232	4,778
Financial assets, Fair Value	4,232	4,778
Investment securities
Fair values of financial assets and financial liabilities
Financial assets	935	984
Financial assets, Fair Value	935	984
Loans
Fair values of financial assets and financial liabilities
Financial assets	709,674	692,498
Financial assets, Fair Value	710,284	694,264
Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	6,394	5,474
Financial assets, Fair Value	6,394	5,474
Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets	1,041
Financial assets, Fair Value	1,041
Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	75,592	34,907
Financial liabilities, Fair Value	2,368	2,250
Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	2,368	2,250
Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	71,353	30,129
Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,232	4,778
Level 1 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	7
Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	6,744	5,898
Financial liabilities, Fair Value	774,157	757,062
Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	576,293	552,192
Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	43,863	36,276
Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	123,826	144,660
Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	30,147	23,934
Level 2 | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	28
Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	331	424
Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	6,394	5,474
Level 2 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	19
Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	711,903	694,824
Financial liabilities, Fair Value	4,562	5,171
Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	3,819	3,429
Level 3 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	743	1,742
Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	604	560
Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	710,284	694,264
Level 3 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	1,015
Parent Entity
Fair values of financial assets and financial liabilities
Financial assets	854,475	811,227
Financial assets, Fair Value	850,109	813,719
Financial liabilities	862,939	860,644
Financial liabilities, Fair Value	864,979	861,967
Parent Entity | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	2,189	1,862
Financial liabilities, Fair Value	2,189	1,862
Parent Entity | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	506,815	488,622
Financial liabilities, Fair Value	506,608	488,744
Parent Entity | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	41,370	35,507
Financial liabilities, Fair Value	41,370	35,507
Parent Entity | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	105,546	124,680
Financial liabilities, Fair Value	106,713	125,896
Parent Entity | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities	177,949	186,024
Financial liabilities, Fair Value	177,949	186,024
Parent Entity | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	29,067	23,949
Financial liabilities, Fair Value	30,147	23,934
Parent Entity | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities	3
Financial liabilities, Fair Value	3
Parent Entity | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	62,754	25,436
Financial assets, Fair Value	62,754	25,436
Parent Entity | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,055	4,641
Financial assets, Fair Value	4,055	4,641
Parent Entity | Investment securities
Fair values of financial assets and financial liabilities
Financial assets	49	3
Financial assets, Fair Value	49	3
Parent Entity | Loans
Fair values of financial assets and financial liabilities
Financial assets	618,322	607,263
Financial assets, Fair Value	619,061	608,602
Parent Entity | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets	162,794	169,139
Financial assets, Fair Value	157,689	170,292
Long-term debt instruments with equity characteristics included in investments in subsidiaries	11,389	11,177
Parent Entity | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	5,486	4,745
Financial assets, Fair Value	5,486	4,745
Parent Entity | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets	1,015
Financial assets, Fair Value	1,015
Parent Entity | Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	66,809	30,077
Financial liabilities, Fair Value	2,189	1,862
Parent Entity | Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	2,189	1,862
Parent Entity | Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	62,754	25,436
Parent Entity | Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,055	4,641
Parent Entity | Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	128,652	131,371
Financial liabilities, Fair Value	691,169	679,594
Parent Entity | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	505,367	487,452
Parent Entity | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	41,370	35,507
Parent Entity | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	106,713	125,896
Parent Entity | Level 2 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	7,569	6,805
Parent Entity | Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	30,147	23,934
Parent Entity | Level 2 | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	3
Parent Entity | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	2	3
Parent Entity | Level 2 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	123,164	126,623
Parent Entity | Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,486	4,745
Parent Entity | Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	654,648	652,271
Financial liabilities, Fair Value	171,621	180,511
Parent Entity | Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	1,241	1,292
Parent Entity | Level 3 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	170,380	179,219
Parent Entity | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	47
Parent Entity | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	619,061	608,602
Parent Entity | Level 3 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	34,525	$ 43,669
Parent Entity | Level 3 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	$ 1,015